Discontinued Operations	12 Months Ended
Dec. 31, 2022
Disclosure of discontinued operations [Abstract]
Discontinued Operations
Note 26 – Discontinued Operations

(a)	I.C. Power (Latin America businesses)

In December 2017, Kenon, through its wholly-owned subsidiary Inkia, sold its Latin American and Caribbean power business to an infrastructure private equity firm, I Squared Capital (“ISQ”). As a result, the Latin American and Caribbean businesses were classified as discontinued operations.

Kenon’s subsidiaries are entitled to receive payments in connection with certain claims held by companies within Inkia’s businesses. In 2020, following the completion of a tax review related to the sale, Kenon recognized income of $8 million, net of taxes.

Set forth below are the results attributable to the discontinued operations

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	$ Thousands
Recovery of retained claims	-	-	9,923
Income taxes	-	-	(1,447)
Profit after income taxes	-	-	8,476

Net cash flows provided by investing activities	-	-	8,476